Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Intermediate Duration Portfolio

June 30, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 31.0%
Japan – 0.9%
Japan Government Thirty Year Bond Series 86 2.40%, 03/20/2055	JPY	6,274,350	$39,960,122

United States – 30.1%
U.S. Treasury Bonds 1.75%, 08/15/2041	U.S.$	46,935	31,175,107
1.875%, 02/15/2051		179,238	100,877,499
2.00%, 11/15/2041		9,057	6,232,623
2.25%, 08/15/2046		12,530	8,216,939
2.375%, 02/15/2042		11,433	8,322,940
2.375%, 11/15/2049		2,885	1,858,233
2.50%, 02/15/2045		1,916	1,350,256
2.50%, 05/15/2046		23,956	16,562,392
3.00%, 05/15/2045		23,139	17,740,201
3.00%, 08/15/2048		28,274	20,930,343
3.00%, 02/15/2049		26,971	19,899,762
3.25%, 05/15/2042		11,593	9,596,665
3.375%, 08/15/2042		19,569	16,436,860
3.375%, 05/15/2044		5,710	4,698,740
3.50%, 02/15/2039		4,254	3,840,564
3.625%, 05/15/2053		27,235	22,243,172
3.75%, 11/15/2043		10,205	8,921,004
3.875%, 02/15/2043		12,073	10,812,612
3.875%, 05/15/2043		19,718	17,625,597
4.00%, 11/15/2042		33,530	30,613,152
4.125%, 08/15/2053		30,804	27,560,312
4.25%, 02/15/2054		4,634	4,233,864
4.375%, 02/15/2038		14,232	14,212,186
4.375%, 11/15/2039		47,210	46,280,553
4.375%, 08/15/2043		19,182	18,304,860
4.50%, 02/15/2044		20,030	19,373,064
4.625%, 05/15/2054		16,704	16,252,012
4.75%, 02/15/2037		4,156	4,325,487
4.75%, 11/15/2043		17,479	17,478,317
4.75%, 11/15/2053		24,746	24,561,769
U.S. Treasury Notes 3.50%, 04/30/2028		16,210	16,119,651
3.625%, 03/31/2028		28,384	28,330,880
3.75%, 12/31/2028		80,830	80,880,619
3.875%, 12/31/2027		75,973	76,284,809
4.00%, 02/29/2028		13,956	14,058,792
4.00%, 01/31/2029		73,672	74,322,486
4.00%, 02/15/2034		48,407	47,917,257
4.125%, 03/31/2029		8,646	8,762,282
4.125%, 08/31/2030		25,659	26,025,247
4.125%, 11/15/2032		37,312	37,572,993
4.25%, 02/28/2029		15,011	15,274,865
4.375%, 08/31/2028		13,427	13,691,038
4.375%, 11/30/2028		47,131	48,110,339
4.375%, 05/15/2034		19,615	19,927,817
4.50%, 05/31/2029		36,587	37,581,709
4.50%, 11/15/2033		17,484	17,962,930
4.625%, 04/30/2029		59,634	61,497,975

	Principal Amount (000)		U.S. $ Value

4.875%, 10/31/2028	U.S.$	95,833	$99,276,584

			1,274,135,358

Total Governments - Treasuries (cost $1,385,946,958)			1,314,095,480

CORPORATES - INVESTMENT GRADE – 27.2%
Industrial – 14.8%
Basic – 0.5%
Freeport Indonesia PT 4.763%, 04/14/2027(a)		904	903,729
Glencore Funding LLC 4.907%, 04/01/2028(a)		4,150	4,190,546
5.186%, 04/01/2030(a)		1,756	1,790,365
5.338%, 04/04/2027(a)		2,571	2,607,765
6.50%, 10/06/2033(a)		2,016	2,184,457
LYB International Finance III LLC 6.15%, 05/15/2035		1,642	1,703,903
Nexa Resources SA 6.75%, 04/09/2034(a)		2,053	2,137,686
OCP SA 6.10%, 04/30/2030(a)		3,476	3,515,105
Smurfit Westrock Financing DAC 5.418%, 01/15/2035		3,723	3,769,873

			22,803,429

Capital Goods – 1.6%
Boeing Co. (The) 3.25%, 02/01/2028		4,850	4,704,209
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		10,001	10,051,605
CNH Industrial Capital LLC 5.10%, 04/20/2029		5,776	5,895,275
Flowserve Corp. 2.80%, 01/15/2032		4,669	4,063,384
Northrop Grumman Corp. 5.25%, 07/15/2035		3,296	3,359,349
Regal Rexnord Corp. 6.05%, 02/15/2026		6,295	6,330,063
Republic Services, Inc. 4.75%, 07/15/2030		10,365	10,559,862
Waste Management, Inc. 4.50%, 03/15/2028		10,132	10,238,082
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030		10,353	10,491,627

			65,693,456

Communications - Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		3,490	3,216,209
Discovery Communications LLC 5.20%, 09/20/2047		1,999	1,288,935

	Principal Amount (000)		U.S. $ Value

Prosus NV 3.061%, 07/13/2031(a)	U.S.$	3,921	$3,470,085
3.257%, 01/19/2027(a)		1,724	1,685,749
3.68%, 01/21/2030(a)		462	433,934
4.027%, 08/03/2050(a)		3,458	2,304,964
Time Warner Cable LLC 4.50%, 09/15/2042		2,370	1,886,639
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		2,613	2,468,736

			16,755,251

Communications - Telecommunications – 0.2%
AT&T, Inc. 4.50%, 05/15/2035		2,034	1,937,975
T-Mobile USA, Inc. 3.875%, 04/15/2030		1,696	1,646,731
TELUS Corp. 7.00%, 10/15/2055		4,120	4,155,432

			7,740,138

Consumer Cyclical - Automotive – 1.8%
BMW US Capital LLC 4.60%, 08/13/2027(a)		10,014	10,069,177
4.65%, 03/19/2027(a)		317	318,743
Ford Motor Co. 3.25%, 02/12/2032		6,003	5,061,730
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		902	878,286
5.918%, 03/20/2028		695	701,964
6.125%, 03/08/2034		3,932	3,825,639
General Motors Co. 6.125%, 10/01/2025		720	721,490
General Motors Financial Co., Inc. 5.00%, 07/15/2027		2,061	2,073,222
5.75%, 02/08/2031		9,151	9,402,012
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		6,841	6,649,999
5.95%, 06/11/2029(a)		397	403,797
Honda Motor Co., Ltd. 4.436%, 07/08/2028		10,522	10,534,311
Hyundai Capital America 4.30%, 09/24/2027(a)		625	620,019
5.25%, 01/08/2027(a)		2,195	2,215,523
5.275%, 06/24/2027(a)		293	296,633
5.30%, 03/19/2027(a)		2,599	2,628,161
6.10%, 09/21/2028(a)		4,320	4,490,338
Mercedes-Benz Finance North America LLC 4.80%, 03/30/2026(a)		5,380	5,389,953
Toyota Motor Credit Corp. 4.80%, 05/15/2030		10,363	10,524,870

			76,805,867

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 6.05%, 05/14/2034	U.S.$	2,322	$2,394,446

Consumer Cyclical - Other – 0.8%
DR Horton, Inc. 4.85%, 10/15/2030 3,471			3,501,927
5.00%, 10/15/2034		6,008	5,945,517
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)		2,337	2,357,472
Las Vegas Sands Corp. 3.90%, 08/08/2029 7,323			6,967,029
5.625%, 06/15/2028		2,803	2,859,873
Marriott International, Inc./MD 5.10%, 04/15/2032 22			22,283
5.30%, 05/15/2034		1,998	2,021,936
5.35%, 03/15/2035		7,963	8,028,615
5.50%, 04/15/2037		68	68,009
MDC Holdings, Inc. 6.00%, 01/15/2043		3,776	3,404,291

			35,176,952

Consumer Cyclical - Restaurants – 0.2%
Starbucks Corp. 4.85%, 02/08/2027		9,151	9,234,091

Consumer Cyclical - Retailers – 0.2%
Ross Stores, Inc. 4.70%, 04/15/2027		7,988	7,998,544

Consumer Non-Cyclical – 2.7%
Altria Group, Inc. 3.40%, 05/06/2030		7,300	6,935,657
BAT Capital Corp. 5.35%, 08/15/2032		8,003	8,186,349
Cargill, Inc. 5.125%, 10/11/2032(a)		3,643	3,719,867
Cencosud SA 5.95%, 05/28/2031(a)		1,905	1,961,198
General Mills, Inc. 4.70%, 01/30/2027		2,460	2,474,071
4.875%, 01/30/2030		7,545	7,668,210
Gilead Sciences, Inc. 5.10%, 06/15/2035		10,022	10,141,863
Imperial Brands Finance PLC 3.875%, 07/26/2029(a)		244	236,512
4.50%, 06/30/2028(a)		848	847,763
5.875%, 07/01/2034(a)		7,441	7,627,992
JBS USA Holding Lux Sarl/JBS USA Food Co/JBS Lux Co. SARL 6.75%, 03/15/2034		3,892	4,249,908
Mars, Inc. 4.60%, 03/01/2028(a)		5,997	6,046,775
Mondelez International, Inc. 4.50%, 05/06/2030		6,469	6,462,013

	Principal Amount (000)		U.S. $ Value

Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	U.S.$	5,660	$4,636,049
Philip Morris International, Inc. 4.875%, 02/13/2026		2,541	2,544,176
5.00%, 11/17/2025		4,607	4,611,515
5.375%, 02/15/2033		8,162	8,429,795
5.625%, 11/17/2029		829	870,400
Roche Holdings, Inc. 4.203%, 09/09/2029(a)		10,206	10,218,758
Takeda US Financing, Inc. 5.20%, 07/07/2035		10,525	10,525,842
Tyson Foods, Inc. 5.70%, 03/15/2034		3,052	3,157,874
Viatris, Inc. 2.70%, 06/22/2030		5,162	4,598,671

			116,151,258

Energy – 2.6%
ConocoPhillips Co. 5.65%, 01/15/2065		10,063	9,555,020
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		6,461	5,432,538
4.375%, 01/15/2028		1,885	1,858,648
5.75%, 01/15/2031(a)		2,866	2,892,052
Devon Energy Corp. 5.20%, 09/15/2034		5,353	5,198,726
5.60%, 07/15/2041		4,914	4,540,782
Energy Transfer LP 5.60%, 09/01/2034		9,646	9,792,330
Eni SpA 5.75%, 05/19/2035(a)		10,363	10,602,592
Kinder Morgan, Inc. 5.85%, 06/01/2035		2,361	2,446,822
Occidental Petroleum Corp. 5.20%, 08/01/2029		2,949	2,958,761
ONEOK, Inc. 6.05%, 09/01/2033		1,323	1,389,203
Plains All American Pipeline LP/PAA Finance Corp. 5.70%, 09/15/2034		9,697	9,871,061
Raizen Fuels Finance SA 6.70%, 02/25/2037(a)		5,945	5,822,384
Saudi Arabian Oil Co. 5.75%, 07/17/2054(a)		3,852	3,587,368
Suncor Energy, Inc. 6.80%, 05/15/2038		3,011	3,256,276
Targa Resources Corp. 4.90%, 09/15/2030		1,903	1,920,013
5.65%, 02/15/2036		2,106	2,125,502
Var Energi ASA 7.50%, 01/15/2028(a)		5,044	5,345,682
8.00%, 11/15/2032(a)		4,495	5,093,554
Williams Cos., Inc. (The) 4.625%, 06/30/2030		5,930	5,935,456
4.80%, 11/15/2029		4,524	4,580,912

	Principal Amount (000)		U.S. $ Value

Woodside Finance Ltd. 5.40%, 05/19/2030	U.S.$	1,523	$1,543,865
6.00%, 05/19/2035		3,979	4,063,872

			109,813,419

Services – 0.6%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		9,680	8,560,411
Global Payments, Inc. 3.20%, 08/15/2029		3,208	3,032,843
Mastercard, Inc. 4.55%, 01/15/2035		7,332	7,206,330
Moody’s Corp. 5.00%, 08/05/2034		5,101	5,149,511
Sodexo, Inc. 5.80%, 08/15/2035(a)		1,589	1,638,370

			25,587,465

Technology – 2.3%
Apple, Inc. 4.10%, 08/08/2062		5,020	3,953,350
Broadcom, Inc. 4.15%, 02/15/2028		1,661	1,656,499
4.926%, 05/15/2037(a)		3,190	3,094,140
5.05%, 07/12/2027		3,689	3,743,782
Cisco Systems, Inc. 4.75%, 02/24/2030		10,247	10,474,688
Dell International LLC/EMC Corp. 4.35%, 02/01/2030		10,401	10,314,256
5.30%, 04/01/2032		736	751,552
5.50%, 04/01/2035		1,493	1,508,064
Entegris, Inc. 4.75%, 04/15/2029(a)		5,311	5,258,793
Fiserv, Inc. 3.50%, 07/01/2029		9,632	9,274,460
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027		4,227	4,231,481
Infor LLC 1.75%, 07/15/2025(a)		2,719	2,714,758
International Business Machines Corp. 5.00%, 02/10/2032		10,207	10,413,998
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		9,627	9,329,237
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		4,119	4,252,950
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		3,313	3,136,583
Oracle Corp. 5.50%, 08/03/2035		8,428	8,615,186
TSMC Arizona Corp. 3.875%, 04/22/2027		2,710	2,693,632
Western Digital Corp. 2.85%, 02/01/2029		1,351	1,254,930

			96,672,339

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.3%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)	U.S.$	3,671	$3,633,850
5.308%, 10/20/2031(a)		4,045	4,010,941
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		565	564,453
4.75%, 10/20/2028(a)		3,940	3,948,116

			12,157,360

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		374	351,270
5.875%, 07/05/2034(a)		888	900,405

			1,251,675

Transportation - Services – 0.5%
ENA Master Trust 4.00%, 05/19/2048(a)		1,235	893,448
ERAC USA Finance LLC 4.60%, 05/01/2028(a)		2,517	2,544,914
Ryder System, Inc. 5.375%, 03/15/2029		7,365	7,575,418
TTX Co. 5.50%, 09/25/2026(a)		8,329	8,437,527

			19,451,307

			625,686,997

Financial Institutions – 10.4%
Banking – 8.7%
AIB Group PLC 5.32%, 05/15/2031(a)		5,091	5,180,653
6.608%, 09/13/2029(a)		1,569	1,659,421
Ally Financial, Inc. 5.543%, 01/17/2031		1,695	1,717,289
5.737%, 05/15/2029		2,267	2,308,282
6.992%, 06/13/2029		4,741	4,985,162
American Express Co. 5.098%, 02/16/2028		9,109	9,213,298
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029		3,200	3,296,800
7.883%, 11/15/2034		800	908,464
Banco de Credito del Peru SA 3.125%, 07/01/2030(a)		5,996	5,996,000
Banco Santander SA 4.175%, 03/24/2028		3,200	3,180,384
6.35%, 03/14/2034		3,000	3,139,470
6.921%, 08/08/2033		3,200	3,466,752
Bank of America Corp. 5.744%, 02/12/2036		10,267	10,429,629
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		1,428	1,472,368
6.253%, 09/16/2026(a)		2,285	2,291,992

	Principal Amount (000)		U.S. $ Value

Banque Federative du Credit Mutuel SA 5.538%, 01/22/2030(a)	U.S.$	9,994	$10,361,679
Barclays PLC 5.088%, 06/20/2030		1,648	1,654,131
5.335%, 09/10/2035		2,534	2,516,414
5.674%, 03/12/2028		736	750,087
6.224%, 05/09/2034		3,451	3,663,271
7.119%, 06/27/2034		1,360	1,483,896
BNP Paribas SA 2.591%, 01/20/2028(a)		2,660	2,581,902
4.625%, 02/25/2031(a) (b)		943	838,091
4.792%, 05/09/2029(a)		904	908,330
5.497%, 05/20/2030(a)		6,651	6,828,582
BPCE SA 5.389%, 05/28/2031(a)		414	421,551
5.876%, 01/14/2031(a)		475	493,107
6.293%, 01/14/2036(a)		469	492,370
6.508%, 01/18/2035(a)		8,900	9,227,253
CaixaBank SA 4.885%, 07/03/2031(a)		1,593	1,600,232
6.037%, 06/15/2035(a)		2,782	2,911,307
6.684%, 09/13/2027(a)		5,127	5,250,407
Capital One Financial Corp. 5.468%, 02/01/2029		1,883	1,927,985
6.377%, 06/08/2034		5,768	6,136,518
Capital One NA 5.974%, 08/09/2028		2,264	2,328,366
Citigroup, Inc. 4.075%, 04/23/2029		5,373	5,320,022
4.643%, 05/07/2028		5,011	5,025,732
Series W 4.00%, 12/10/2025(b)		3,243	3,219,391
Cooperatieve Rabobank UA 5.564%, 02/28/2029(a)		7,918	8,137,804
Credit Agricole SA 5.222%, 05/27/2031(a)		2,885	2,938,892
6.251%, 01/10/2035(a)		7,161	7,439,276
Danske Bank A/S 4.613%, 10/02/2030(a)		4,420	4,400,685
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		4,221	4,178,410
2.552%, 01/07/2028		604	586,593
6.119%, 07/14/2026		4,678	4,679,871
7.146%, 07/13/2027		1,492	1,530,031
Goldman Sachs Group, Inc. (The) 2.65%, 10/21/2032		329	290,214
4.937%, 04/23/2028		5,495	5,540,608
Series V 4.125%, 11/10/2026(b)		3,016	2,960,023
HSBC Holdings PLC 2.804%, 05/24/2032		2,559	2,272,418
2.848%, 06/04/2031		7,601	6,944,882
7.399%, 11/13/2034		5,415	6,057,923
8.113%, 11/03/2033		4,435	5,122,868

	Principal Amount (000)		U.S. $ Value

ING Groep NV 6.083%, 09/11/2027	U.S.$	6,267	$6,382,689
Intesa Sanpaolo SpA 7.20%, 11/28/2033(a)		4,756	5,333,283
JPMorgan Chase & Co. 2.963%, 01/25/2033		12,789	11,490,916
KBC Group NV 4.932%, 10/16/2030(a)		5,859	5,923,449
5.796%, 01/19/2029(a)		1,666	1,719,062
Lloyds Banking Group PLC 4.976%, 08/11/2033		366	363,368
5.087%, 11/26/2028		791	801,394
5.462%, 01/05/2028		656	664,856
7.50%, 09/27/2025(b)		5,358	5,376,807
7.953%, 11/15/2033		2,446	2,796,805
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		2,363	2,428,597
Morgan Stanley Bank NA 5.016%, 01/12/2029		351	356,437
5.504%, 05/26/2028		6,454	6,590,825
Nationwide Building Society 2.972%, 02/16/2028(a)		5,154	5,033,139
NatWest Group PLC 3.032%, 11/28/2035		669	603,043
5.115%, 05/23/2031		9,177	9,332,183
6.475%, 06/01/2034		537	561,536
Santander Holdings USA, Inc. 5.473%, 03/20/2029		452	459,399
5.741%, 03/20/2031		4,861	4,990,740
6.565%, 06/12/2029		13	13,628
Santander UK Group Holdings PLC 4.858%, 09/11/2030		1,481	1,478,556
5.694%, 04/15/2031		430	443,472
6.833%, 11/21/2026		7,481	7,542,045
Skandinaviska Enskilda Banken AB 5.125%, 03/05/2027(a)		1,913	1,944,679
Societe Generale SA 2.797%, 01/19/2028(a)		4,567	4,435,699
2.889%, 06/09/2032(a)		200	176,208
5.249%, 05/22/2029(a)		2,991	3,026,982
5.519%, 01/19/2028(a)		4,676	4,727,202
Standard Chartered PLC 5.244%, 05/13/2031(a)		6,204	6,294,206
5.545%, 01/21/2029(a)		676	690,473
6.051% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (b) (c)		300	285,411
6.187%, 07/06/2027(a)		3,042	3,089,060
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		8,152	8,397,783
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)		886	889,287
Synchrony Financial 5.45%, 03/06/2031		3,272	3,301,121
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		3,542	3,551,493
5.298%, 01/30/2032		4,709	4,836,473

	Principal Amount (000)		U.S. $ Value

UBS Group AG 3.091%, 05/14/2032(a)	U.S.$	9,944	$9,030,942
3.875%, 06/02/2026(a) (b)		204	199,165
4.194%, 04/01/2031(a)		2,852	2,789,541
6.373%, 07/15/2026(a)		6,080	6,082,675
7.125%, 08/10/2034(a) (b)		1,240	1,232,895
9.25%, 11/13/2028(a) (b)		723	788,099
UniCredit SpA 1.982%, 06/03/2027(a)		271	264,306
2.569%, 09/22/2026(a)		6,253	6,221,047
Wells Fargo & Co. 3.35%, 03/02/2033		12,130	11,082,211
3.584%, 05/22/2028		2,117	2,084,949
Series BB 3.90%, 03/15/2026(b)		2,664	2,639,811

			367,015,033

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(b)		7,570	7,453,498

Finance – 0.3%
Aircastle Ltd. 4.25%, 06/15/2026		530	527,594
5.25%, 08/11/2025(a)		2,686	2,683,905
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		4,547	4,475,248
1.95%, 09/20/2026(a)		1,485	1,436,841
3.50%, 11/01/2027(a)		893	870,219
4.125%, 08/01/2025(a)		35	34,960
4.75%, 04/14/2027(a)		1,112	1,112,723
4.875%, 10/01/2025(a)		1,447	1,446,711

			12,588,201

Insurance – 0.6%
Athene Global Funding 1.985%, 08/19/2028(a)		3,079	2,843,087
2.55%, 11/19/2030(a)		606	539,583
2.717%, 01/07/2029(a)		1,145	1,067,781
5.583%, 01/09/2029(a)		541	555,856
5.62%, 05/08/2026(a)		5,842	5,894,111
MetLife Capital Trust IV 8.251% (CME Term SOFR 3 Month + 3.96%), 12/15/2067(a) (c)		5,200	5,700,604
Principal Life Global Funding II 5.10%, 01/25/2029(a)		6,566	6,714,457
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		1,600	1,593,360

	Principal Amount (000)		U.S. $ Value

UnitedHealth Group, Inc. 4.40%, 06/15/2028	U.S.$	2,887	$2,900,944

			27,809,783

REITs – 0.6%
American Tower Corp. 2.10%, 06/15/2030		1,515	1,346,305
3.65%, 03/15/2027		1,936	1,912,613
5.20%, 02/15/2029		3,698	3,786,530
Crown Castle, Inc. 5.60%, 06/01/2029		1,920	1,983,110
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		4,575	4,035,562
4.00%, 01/15/2031		1,790	1,688,274
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		1,797	1,807,818
Realty Income Corp. 5.125%, 04/15/2035		1,136	1,137,511
Simon Property Group LP 4.75%, 09/26/2034		5,987	5,828,345
Trust Fibra Uno 4.869%, 01/15/2030(a)		3,548	3,360,133

			26,886,201

			441,752,716

Utility – 2.0%
Electric – 2.0%
AEP Transmission Co. LLC 5.15%, 04/01/2034		4,040	4,088,803
5.375%, 06/15/2035		2,630	2,686,676
AES Andes SA 6.25%, 03/14/2032(a)		6,158	6,299,634
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		1,571	1,429,792
Alexander Funding Trust II 7.467%, 07/31/2028(a)		1,615	1,726,839
American Electric Power Co., Inc. 6.95%, 12/15/2054		3,588	3,749,855
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		823	826,794
5.05%, 03/01/2035		9,309	9,305,183
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		3,641	2,818,899
Electricite de France SA 9.125%, 03/15/2033(a) (b)		1,420	1,603,393
Enel Finance International NV 5.50%, 06/26/2034(a)		9,669	9,844,782
Engie Energia Chile SA 3.40%, 01/28/2030(a)		3,834	3,538,782
6.375%, 04/17/2034(a)		2,080	2,144,480
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		2,096	2,118,987

	Principal Amount (000)			U.S. $ Value

Florida Power & Light Co. 5.30%, 06/15/2034	U.S.$	3,505		$3,613,655
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)		1,580		1,532,979
Kallpa Generacion SA 5.875%, 01/30/2032(a)		2,662		2,718,355
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)		5,667		5,667,000
5.29%, 01/17/2034(a)		3,243		3,233,076
NRG Energy, Inc. 4.45%, 06/15/2029(a)		542		533,165
7.00%, 03/15/2033(a)		5,900		6,474,837
Pacific Gas & Electric Co. 5.55%, 05/15/2029		1,713		1,740,528
Public Service Co. of Oklahoma 5.45%, 01/15/2036		6		6,044
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)		373		374,895
6.95%, 10/15/2033(a)		4,313		4,741,238

				82,818,671

Total Corporates - Investment Grade (cost $1,146,767,048)				1,150,258,384

MORTGAGE PASS-THROUGHS – 20.9%
Agency Fixed Rate 30-Year – 20.6%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		4,783		4,381,820
3.50%, 10/01/2049		4,777		4,371,473
3.50%, 11/01/2049		1,812		1,657,183
Series 2020 3.50%, 01/01/2050		3,893		3,564,647
Series 2022 2.00%, 03/01/2052		22,411		17,910,011
2.50%, 04/01/2052		27,187		22,833,179
3.00%, 03/01/2052		14,339		12,547,798
3.00%, 05/01/2052		20,829		18,044,999
Series 2024 5.50%, 11/01/2054		7,635		7,634,644
Series 2025 2.50%, 01/01/2053		16,585		13,797,961
Federal Home Loan Mortgage Corp. Gold Series 2003 5.00%, 08/01/2033		0	**	374
Series 2007 5.50%, 07/01/2035		330		340,175
Series 2016 4.00%, 02/01/2046		3,719		3,593,015
Series 2017 4.00%, 07/01/2044		2,546		2,458,028
Series 2018 4.00%, 08/01/2048		1,822		1,727,761
4.50%, 10/01/2048		3,217		3,134,261
4.50%, 11/01/2048		3,136		3,053,583

	Principal Amount (000)			U.S. $ Value

5.00%, 09/01/2048	U.S.$	1,016		$1,017,804
5.00%, 11/01/2048		1,390		1,388,896
Federal National Mortgage Association Series 2001 6.50%, 08/01/2031		1		645
Series 2003 5.50%, 04/01/2033		287		294,960
5.50%, 07/01/2033		637		654,795
5.50%, 11/01/2033		0	**	67
Series 2004 5.50%, 04/01/2034		153		157,448
5.50%, 05/01/2034		140		143,828
5.50%, 11/01/2034		550		566,700
6.50%, 08/01/2034		1		787
Series 2005 5.50%, 02/01/2035		755		777,819
Series 2006 5.50%, 04/01/2036		141		145,293
Series 2007 5.50%, 09/01/2036		270		278,104
Series 2008 6.00%, 03/01/2037		2		2,069
Series 2010 4.00%, 12/01/2040		1,599		1,545,924
Series 2012 3.50%, 02/01/2042		1,045		982,746
3.50%, 11/01/2042		11,000		10,342,045
3.50%, 01/01/2043		1,851		1,737,037
Series 2013 3.50%, 04/01/2043		6,461		6,061,250
4.00%, 10/01/2043		4,843		4,652,097
Series 2015 3.00%, 05/01/2045		2,106		1,887,723
3.00%, 08/01/2045		3,657		3,261,523
Series 2018 3.50%, 02/01/2048		2,578		2,361,621
3.50%, 05/01/2048		1,089		1,000,941
4.50%, 09/01/2048		4,529		4,407,163
Series 2019 3.50%, 08/01/2049		1,322		1,209,454
3.50%, 09/01/2049		1,932		1,770,078
3.50%, 10/01/2049		5,014		4,586,027
3.50%, 11/01/2049		4,057		3,709,063
Series 2020 3.50%, 01/01/2050		3,698		3,385,641
Series 2021 2.00%, 07/01/2051		24,080		19,175,680
2.00%, 12/01/2051		42,811		34,012,208
2.50%, 01/01/2052		7,264		6,101,965
Series 2022 2.00%, 05/01/2052		11,705		9,299,120
2.50%, 03/01/2052		16,037		13,467,518
2.50%, 04/01/2052		16,632		13,955,733
2.50%, 05/01/2052		22,004		18,465,954
3.00%, 02/01/2052		17,026		14,909,705
3.00%, 03/01/2052		21,886		19,152,172
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		1,046		936,739

	Principal Amount (000)		U.S. $ Value

3.00%, 05/20/2046	U.S.$	975	$873,260
3.00%, 12/20/2046		282	252,815
Series 2023 5.50%, 04/20/2053		15,368	15,464,391
5.50%, 07/20/2053		8,206	8,257,129
Series 2025 3.00%, 07/01/2055, TBA		11,411	10,083,222
4.00%, 07/01/2055, TBA		4,157	3,862,734
4.50%, 07/01/2055, TBA		58,866	56,321,105
5.00%, 07/01/2055, TBA		48,025	47,157,227
5.50%, 07/01/2055, TBA		13,531	13,544,442
6.00%, 07/01/2055, TBA		38,472	39,010,625
Uniform Mortgage-Backed Security Series 2025 2.00%, 07/01/2055, TBA		54,968	43,493,419
2.50%, 07/01/2055, TBA		69,193	57,362,588
3.00%, 07/01/2055, TBA		16,763	14,494,912
4.00%, 07/01/2055, TBA		9,401	8,738,482
4.50%, 07/01/2055, TBA		8,559	8,183,874
5.00%, 07/01/2055, TBA		33,691	33,014,539
5.50%, 07/01/2055, TBA		89,997	89,961,901
6.00%, 07/01/2055, TBA		67,485	68,573,915
6.50%, 07/01/2055, TBA		25,913	26,746,573

			874,254,407

Agency Fixed Rate 15-Year – 0.3%
Federal National Mortgage Association Series 2012 2.50%, 04/01/2027		2	2,326
Series 2016 2.50%, 02/01/2031		8	7,499
2.50%, 04/01/2031		5	4,983
2.50%, 05/01/2031		22	21,501
2.50%, 07/01/2031		704	678,013
2.50%, 08/01/2031		252	242,738
2.50%, 09/01/2031		150	144,695
2.50%, 10/01/2031		830	798,941
2.50%, 11/01/2031		5,620	5,407,473
2.50%, 12/01/2031		2,229	2,142,939
2.50%, 01/01/2032		324	311,529
Series 2017 2.50%, 01/01/2032		1,461	1,404,986
2.50%, 02/01/2032		82	78,422

			11,246,045

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2009 4.50%, 07/01/2029		88	88,184
4.50%, 08/01/2029		24	24,314
4.50%, 10/01/2029		5	4,802

			117,300

	Principal Amount (000)			U.S. $ Value

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.971% (RFUCCT1Y + 2.35%), 12/01/2036(c)	U.S.$	0	**	$134
Series 2007 6.975% (RFUCCT1Y + 2.10%), 03/01/2037(c)		0	**	297

				431

Total Mortgage Pass-Throughs (cost $907,418,432)				885,618,183

ASSET-BACKED SECURITIES – 6.7%
Autos - Fixed Rate – 3.7%
ACM Auto Trust Series 2024-2A, Class A 6.06%, 02/20/2029(a)		4,234		4,245,087
Series 2025-1A, Class A 5.38%, 06/20/2029(a)		2,919		2,921,533
Series 2025-2A, Class A 5.55%, 06/20/2028(a)		9,713		9,725,479
American Credit Acceptance Receivables Trust Series 2025-2, Class B 4.85%, 05/14/2029(a)		9,890		9,917,372
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)		559		562,403
AutoNation Finance Trust Series 2025-1A, Class A2 4.72%, 04/10/2028(a)		10,360		10,370,377
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		4,800		4,859,781
Series 2023-5A, Class B 6.12%, 04/20/2028(a)		3,817		3,887,669
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		369		355,239
Series 2021-N4, Class D 2.30%, 09/11/2028		633		615,147
Series 2021-P4, Class D 2.61%, 09/11/2028		4,063		3,869,534
Series 2024-P3, Class A2 4.61%, 11/10/2027		3,994		3,992,845
Series 2024-P4, Class A2 4.62%, 02/10/2028		3,950		3,950,320
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		1,382		1,372,428
Series 2024-C, Class A 5.88%, 02/15/2028(a)		1,710		1,716,038
FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		1,053		1,062,103

	Principal Amount (000)		U.S. $ Value

Flagship Credit Auto Trust Series 2024-3, Class A 4.88%, 11/15/2028(a)	U.S.$	2,559	$2,562,938
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		5,650	5,514,017
GLS Auto Receivables Issuer Trust Series 2024-3A, Class A2 5.35%, 08/16/2027(a)		3,355	3,358,351
LAD Auto Receivables Trust Series 2022-1A, Class A 5.21%, 06/15/2027(a)		377	376,804
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		2,788	2,827,230
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		1,823	1,853,233
Series 2025-1A, Class A1 4.576%, 02/15/2026(a)		1,157	1,157,377
Series 2025-1A, Class A2 5.10%, 10/15/2030(a)		8,781	8,809,914
Series 2025-2A, Class A2 5.18%, 05/15/2030(a)		6,775	6,793,236
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(a)		7,772	7,776,785
Prestige Auto Receivables Trust Series 2025-1A, Class A2 4.87%, 12/15/2027(a)		8,329	8,332,484
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(a)		579	579,330
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		2,074	2,092,043
Santander Bank Auto Credit-Linked Notes Series 2022-C, Class B 6.451%, 12/15/2032(a)		191	190,823
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		4,065	4,086,454
Series 2024-4, Class A2 5.41%, 07/15/2027		2,219	2,221,424
SBNA Auto Receivables Trust Series 2025-SF1, Class B 5.12%, 03/17/2031(a)		2,115	2,115,289
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		3,017	3,025,977
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(a)		988	991,298

	Principal Amount (000)		U.S. $ Value

Series 2025-1A, Class A 4.94%, 02/15/2029(a)	U.S.$	7,991	$7,998,586
Series 2025-2A, Class A 5.12%, 01/16/2029(a)		10,352	10,363,135
United Auto Credit Securitization Trust Series 2025-1, Class A 4.80%, 06/10/2027(a)		7,184	7,183,689
Westlake Automobile Receivables Trust Series 2023-P1, Class C 6.44%, 06/15/2027(a)		2,202	2,221,006

			155,854,778

Other ABS - Fixed Rate – 2.4%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		8,063	7,540,910
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		8	8,072
Series 2024-X1, Class A 6.27%, 05/15/2029(a)		374	374,498
Series 2024-X2, Class A 5.22%, 12/17/2029(a)		3,104	3,105,678
Series 2025-X1, Class A 5.08%, 04/15/2030(a)		8,110	8,117,488
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		586	587,294
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		845	826,639
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		1,563	1,426,758
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(a)		3,651	3,450,175
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		7,711	7,271,959
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)		4,360	4,361,581
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		1,753	1,610,284
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		3,124	3,084,754
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		2,532	2,407,585

	Principal Amount (000)		U.S. $ Value

Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(a)	U.S.$	491	$491,949
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		1,231	1,162,828
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		5,344	4,955,250
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		6,485	6,614,845
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		2,008	1,767,235
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		3,421	2,982,629
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		3,096	2,760,912
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(a)		345	345,761
Series 2024-A, Class A2 5.15%, 12/15/2031(a)		7,737	7,770,821
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(a)		3,294	3,294,658
Series 2025-1, Class A 4.96%, 08/16/2032(a)		4,908	4,900,483
Oportun Issuance Trust Series 2024-2, Class A 5.86%, 02/09/2032(a)		1,107	1,108,268
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		2,004	2,023,116
Series 2024-9, Class B 5.306%, 03/15/2032(a)		7,996	7,986,914
Series 2025-3, Class A2 5.365%, 12/15/2032(a)		655	655,506
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)		1,718	1,731,399
Series 2024-3, Class A 6.258%, 10/15/2031(a)		2,370	2,386,313
Series 2025-4, Class A2 5.373%, 01/17/2033(a)		500	501,246
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)		3,363	3,383,220

	Principal Amount (000)		U.S. $ Value

Prosper Marketplace Issuance Trust Series 2024-1A, Class A 6.12%, 08/15/2029(a)	U.S.$	1,196	$1,198,021

			102,195,049

Credit Cards - Fixed Rate – 0.6%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)		6,026	6,072,136
Mission Lane Credit Card Master Trust Series 2024-A, Class A1 6.20%, 08/15/2029(a)		4,135	4,171,406
Series 2024-B, Class A 5.88%, 01/15/2030(a)		10,160	10,240,762
Series 2025-A, Class A 5.80%, 05/15/2030(a)		4,940	4,950,516

			25,434,820

Other ABS - Floating Rate – 0.0%
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 4.991%, 07/15/2032(a)		1,133	1,133,891

Total Asset-Backed Securities (cost $287,355,338)			284,618,538

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.9%
Risk Share Floating Rate – 5.5%
Bellemeade Re Ltd. Series 2022-1, Class M1B 6.455% (CME Term SOFR + 2.15%), 01/26/2032(a) (c)		1,504	1,508,887
Series 2022-2, Class M1A 8.305% (CME Term SOFR + 4.00%), 09/27/2032(a) (c)		1,983	1,994,877
Connecticut Avenue Securities Series 2025-R01, Class 1A1 5.256% (CME Term SOFR + 0.95%), 01/25/2045(a) (c)		9,520	9,504,784
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 5.955% (CME Term SOFR + 1.65%), 12/25/2041(a) (c)		3,513	3,534,294
Series 2022-R01, Class 1M2 6.205% (CME Term SOFR + 1.90%), 12/25/2041(a) (c)		9,352	9,427,940
Series 2022-R02, Class 2M1 5.505% (CME Term SOFR + 1.20%), 01/25/2042(a) (c)		1,377	1,376,825
Series 2022-R03, Class 1M2 7.805% (CME Term SOFR + 3.50%), 03/25/2042(a) (c)		6,435	6,685,778

	Principal Amount (000)		U.S. $ Value

Series 2022-R04, Class 1M2 7.405% (CME Term SOFR + 3.10%), 03/25/2042(a) (c)	U.S.$	1,747	$1,799,508
Series 2022-R05, Class 2M2 7.305% (CME Term SOFR + 3.00%), 04/25/2042(a) (c)		5,001	5,134,763
Series 2022-R06, Class 1M1 7.055% (CME Term SOFR + 2.75%), 05/25/2042(a) (c)		4,717	4,827,607
Series 2022-R07, Class 1M1 7.256% (CME Term SOFR + 2.95%), 06/25/2042(a) (c)		4,774	4,895,351
Series 2022-R08, Class 1M1 6.855% (CME Term SOFR + 2.55%), 07/25/2042(a) (c)		4,322	4,417,960
Series 2023-R01, Class 1M1 6.706% (CME Term SOFR + 2.40%), 12/25/2042(a) (c)		3,394	3,481,791
Series 2023-R02, Class 1M1 6.605% (CME Term SOFR + 2.30%), 01/25/2043(a) (c)		2,482	2,533,109
Series 2023-R03, Class 2M1 6.805% (CME Term SOFR + 2.50%), 04/25/2043(a) (c)		5,198	5,273,427
Series 2023-R04, Class 1M1 6.606% (CME Term SOFR + 2.30%), 05/25/2043(a) (c)		5,137	5,244,752
Series 2023-R05, Class 1M1 6.206% (CME Term SOFR + 1.90%), 06/25/2043(a) (c)		4,208	4,248,633
Series 2023-R06, Class 1M1 6.005% (CME Term SOFR + 1.70%), 07/25/2043(a) (c)		3,842	3,863,201
Series 2024-R02, Class 1M1 5.405% (CME Term SOFR + 1.10%), 02/25/2044(a) (c)		2,133	2,131,916
Series 2024-R03, Class 2M1 5.456% (CME Term SOFR + 1.15%), 03/25/2044(a) (c)		4,051	4,050,512
Series 2024-R04, Class 1M1 5.405% (CME Term SOFR + 1.10%), 05/25/2044(a) (c)		3,530	3,528,467
Series 2024-R05, Class 2M1 5.305% (CME Term SOFR + 1.00%), 07/25/2044(a) (c)		1,644	1,642,462
Series 2024-R06, Class 1M1 5.355% (CME Term SOFR + 1.05%), 09/25/2044(a) (c)		2,994	2,994,432
Series 2025-R02, Class 1A1 5.306% (CME Term SOFR + 1.00%), 02/25/2045(a) (c)		2,531	2,532,138
Series 2025-R03, Class 2M1 5.905% (CME Term SOFR + 1.60%), 03/25/2045(a) (c)		7,872	7,910,925

	Principal Amount (000)		U.S. $ Value

Series 2025-R04, Class 1A1 5.305% (CME Term SOFR + 1.00%), 05/25/2045(a) (c)	U.S.$	3,072	$3,073,300
Series 2025-R04, Class 1M1 5.505% (CME Term SOFR + 1.20%), 05/25/2045(a) (c)		5,002	5,011,474
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.955% (CME Term SOFR + 1.65%), 01/25/2034(a) (c)		967	971,745
Series 2021-DNA6, Class M2 5.805% (CME Term SOFR + 1.50%), 10/25/2041(a) (c)		8,983	9,016,728
Series 2021-DNA7, Class M2 6.105% (CME Term SOFR + 1.80%), 11/25/2041(a) (c)		9,563	9,631,810
Series 2021-HQA4, Class M1 5.255% (CME Term SOFR + 0.95%), 12/25/2041(a) (c)		2,720	2,714,741
Series 2021-HQA4, Class M2 6.655% (CME Term SOFR + 2.35%), 12/25/2041(a) (c)		6,126	6,194,926
Series 2022-DNA3, Class M1B 7.205% (CME Term SOFR + 2.90%), 04/25/2042(a) (c)		2,957	3,046,054
Series 2022-DNA4, Class M1B 7.655% (CME Term SOFR + 3.35%), 05/25/2042(a) (c)		5,585	5,803,185
Series 2022-DNA5, Class M1B 8.805% (CME Term SOFR + 4.50%), 06/25/2042(a) (c)		9,989	10,616,573
Series 2022-DNA7, Class M1A 6.805% (CME Term SOFR + 2.50%), 03/25/2052(a) (c)		3,338	3,382,200
Series 2023-DNA1, Class M1A 6.406% (CME Term SOFR + 2.10%), 03/25/2043(a) (c)		2,735	2,775,577
Series 2023-DNA2, Class M1A 6.406% (CME Term SOFR + 2.10%), 04/25/2043(a) (c)		10,344	10,505,936
Series 2023-HQA1, Class M1A 6.305% (CME Term SOFR + 2.00%), 05/25/2043(a) (c)		3,109	3,140,926
Series 2023-HQA2, Class M1A 6.305% (CME Term SOFR + 2.00%), 06/25/2043(a) (c)		2,348	2,360,918
Series 2024-DNA3, Class A1 5.355% (CME Term SOFR + 1.05%), 10/25/2044(a) (c)		6,797	6,796,623
Series 2024-HQA1, Class M1 5.555% (CME Term SOFR + 1.25%), 03/25/2044(a) (c)		4,788	4,798,494

	Principal Amount (000)		U.S. $ Value

Series 2024-HQA2, Class M1 5.505% (CME Term SOFR + 1.20%), 08/25/2044(a) (c)	U.S.$	7,453	$7,455,454
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2021-HQA2 Series 2021-HQA2, Class M2 6.355% (CME Term SOFR + 2.05%), 12/25/2033(a) (c)		4,767	4,879,704
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 5.255% (CME Term SOFR + 0.95%), 01/25/2045(a) (c)		5,697	5,688,528
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 5.405% (CME Term SOFR + 1.10%), 05/25/2045(a) (c)		2,969	2,970,282
Series 2025-DNA2, Class M1 5.505% (CME Term SOFR + 1.20%), 05/25/2045(a) (c)		3,115	3,121,920
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 5.255% (CME Term SOFR + 0.95%), 02/25/2045(a) (c)		7,173	7,162,008
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.12% (CME Term SOFR + 5.81%), 04/25/2028(c)		637	646,901
Series 2016-C02, Class 1M2 10.42% (CME Term SOFR + 6.11%), 09/25/2028(c)		69	70,319
Series 2021-R02, Class 2M2 6.305% (CME Term SOFR + 2.00%), 11/25/2041(a) (c)		4,215	4,244,174
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.67% (CME Term SOFR + 5.36%), 11/25/2025(a) (c)		775	807,997
Series 2015-WF1, Class 2M2 9.92% (CME Term SOFR + 5.61%), 11/25/2025(a) (c)		194	202,937

			231,635,773

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 5008, Class AI 3.50%, 09/25/2050(d)		7,781	1,439,064
Series 5040, Class AI 3.50%, 11/25/2050(d)		5,578	924,480

	Principal Amount (000)		U.S. $ Value

Series 5043, Class IO 5.00%, 11/25/2050(d)	U.S.$	11,161	$2,872,933
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.357%, 05/28/2035		1,095	1,075,768
Federal National Mortgage Association REMICS Series 2015-30, Class EI 5.00%, 05/25/2045(d)		4,350	601,683

			6,913,928

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4416, Class BS 1.682% (5.99% - CME Term SOFR), 12/15/2044(c) (e)		5,502	599,015
Series 4585, Class DS 1.582% (5.89% - CME Term SOFR), 05/15/2046(c) (e)		3,514	406,836
Series 4693, Class SL 1.732% (6.04% - CME Term SOFR), 06/15/2047(c) (e)		2,273	289,868
Series 4954, Class SL 1.63% (5.94% - CME Term SOFR), 02/25/2050(c) (e)		1,562	181,652
Series 4981, Class HS 1.68% (5.99% - CME Term SOFR), 06/25/2050(c) (e)		13,553	1,519,340
Federal National Mortgage Association REMICS Series 2015-26, Class SH 2.03% (6.34% - CME Term SOFR), 05/25/2045(c) (e)		4,253	503,466
Series 2016-106, Class ES 1.58% (5.89% - CME Term SOFR), 01/25/2047(c) (e)		2,528	287,907
Series 2017-62, Class AS 1.73% (6.04% - CME Term SOFR), 08/25/2047(c) (e)		3,070	352,172
Series 2017-97, Class SW 1.78% (6.09% - CME Term SOFR), 12/25/2047(c) (e)		4,411	552,781
Government National Mortgage Association Series 2017-122, Class SA 1.768% (6.09% - CME Term SOFR 1 Month), 08/20/2047(c) (e)		3,788	517,255
Series 2017-134, Class MS 1.768% (6.09% - CME Term SOFR 1 Month), 09/20/2047(c) (e)		4,332	575,424
Series 2017-43, Class ST 1.668% (5.99% - CME Term SOFR 1 Month), 03/20/2047(c) (e)		5,287	642,381

			6,428,097

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.0%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 4.814% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(c)	U.S.$	3,462	$1,093,367
HomeBanc Mortgage Trust Series 2005-1, Class A1 4.934% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(c)		438	353,592
JPMorgan Chase Bank NA - CHASE Series 2019-CL1, Class M3 6.534% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(a) (c)		589	597,513
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 5.034% (CME Term SOFR 1 Month + 0.71%), 04/25/2034(c)		2	1,847

			2,046,319

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		230	154,534
Series 2006-24CB, Class A16 5.75%, 08/25/2036		1,843	906,177
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		419	283,341
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		593	257,898

			1,601,950

Total Collateralized Mortgage Obligations (cost $247,378,638)			248,626,067

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.8%
Non-Agency Floating Rate CMBS – 1.1%
ALA Trust Series 2025-OANA, Class A 6.043% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a) (c)		7,553	7,592,723
AREIT Trust Series 2022-CRE6, Class A 5.551% (CME Term SOFR + 1.25%), 01/20/2037(a) (c)		6,840	6,826,962
BBCMS Mortgage Trust Series 2020-BID, Class A 6.566% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(a) (c)		7,708	7,708,000
BFLD Mortgage Trust Series 2021-FPM, Class A 6.026% (CME Term SOFR 1 Month + 1.71%), 06/15/2038(a) (c)		11,683	11,683,000

	Principal Amount (000)		U.S. $ Value

BX Commercial Mortgage Trust Series 2019-IMC, Class D 6.258% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(a) (c)	U.S.$	1,772	$1,738,946
Series 2019-IMC, Class E 6.508% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a) (c)		6,595	6,438,817
CLNY Trust Series 2019-IKPR, Class D 6.701% (CME Term SOFR 1 Month + 2.39%), 11/15/2038(a) (c)		2,751	2,627,205
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN1, Class M1 6.305% (CME Term SOFR + 2.00%), 01/25/2051(a) (c)		377	375,408
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.891% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a) (c)		2,335	2,221,497

			47,212,558

Non-Agency Fixed Rate CMBS – 0.7%
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052		3,523	3,325,448
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.295%, 08/10/2044(a)		333	249,343
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(f)		2,433	2,402,142
Series 2021-1, Class A2 2.435%, 08/15/2026(f)		9,371	9,281,866
Series 2021-1, Class AS 2.638%, 08/15/2026(f)		249	244,443
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(f)		64	63,182
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B 3.397%, 08/15/2049		3,000	2,797,208
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.172%, 08/15/2046(a)		2,527	1,926,860
Series 2015-C27, Class AS 3.634%, 02/15/2048		3,415	3,188,920
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class AS 4.047%, 09/15/2048		2,906	2,896,496

	Principal Amount (000)		U.S. $ Value

Series 2019-C51, Class B 3.836%, 06/15/2052	U.S.$	1,269	$1,120,231

			27,496,139

Total Commercial Mortgage-Backed Securities (cost $76,433,926)			74,708,697

INFLATION-LINKED SECURITIES – 1.5%
United States – 1.5%
U.S. Treasury Inflation Index 0.25%, 07/15/2029 (TIPS) (cost $61,868,564)		66,461	63,797,217

CORPORATES - NON-INVESTMENT GRADE – 0.9%
Industrial – 0.8%
Capital Goods – 0.1%
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		3,205	3,297,144
6.25%, 03/15/2033(a)		2,323	2,399,752

			5,696,896

Communications - Media – 0.1%
Discovery Communications LLC 5.30%, 05/15/2049		857	567,763
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	2,093	2,238,555

			2,806,318

Communications - Telecommunications – 0.0%
Altice France SA 3.375%, 01/15/2028(f)		1,024	1,000,512

Consumer Cyclical - Automotive – 0.2%
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)	U.S.$	8,330	7,998,549

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)		2,297	2,346,202
6.125%, 04/01/2032(a)		1,315	1,346,547

			3,692,749

Consumer Non-Cyclical – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		3,900	3,697,356
CVS Health Corp. 6.75%, 12/10/2054		241	242,080
7.00%, 03/10/2055		4,093	4,230,197
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	1,420	1,631,776

			9,801,409

	Principal Amount (000)		U.S. $ Value

Energy – 0.1%
Venture Global Plaquemines LNG LLC 6.50%, 01/15/2034(a)	U.S.$	4,447	$4,447,000

			35,443,433

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(a) (b)		2,589	2,620,171

Total Corporates - Non-Investment Grade (cost $38,889,427)			38,063,604

AGENCIES – 0.9%
Agency Debentures – 0.9%
Federal Home Loan Banks 4.00%, 06/30/2028		27,220	27,439,393
4.75%, 12/08/2028		8,990	9,256,823

Total Agencies (cost $36,300,644)			36,696,216

COLLATERALIZED LOAN OBLIGATIONS – 0.8%
CLO - Floating Rate – 0.8%
AGL CLO 10 Ltd. Series 2021-10A, Class AR 5.626% (CME Term SOFR 3 Month + 1.31%), 04/15/2034(a) (c)		3,425	3,429,565
Ballyrock CLO 27 Ltd. Series 2024-27A, Class A1A 5.632% (CME Term SOFR 3 Month + 1.35%), 10/25/2037(a) (c)		3,533	3,538,043
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A, Class A 5.623% (CME Term SOFR 3 Month + 1.31%), 01/25/2038(a) (c)		4,053	4,058,429
Kings Park CLO Ltd. Series 2021-1A, Class A 5.661% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(a) (c)		8,477	8,479,554
OCP CLO Ltd. Series 2024-34A, Class A1 5.616% (CME Term SOFR 3 Month + 1.36%), 10/15/2037(a) (c)		2,778	2,782,779
Palmer Square CLO Ltd. Series 2021-4A, Class A 5.688% (CME Term SOFR 3 Month + 1.43%), 10/15/2034(a) (c)		730	730,000
Rad CLO 14 Ltd. Series 2021-14A, Class A 5.688% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a) (c)		829	829,730
Regatta XIX Funding Ltd. Series 2022-1A, Class A1 5.592% (CME Term SOFR 3 Month + 1.32%), 04/20/2035(a) (c)		5,153	5,162,908

	Principal Amount (000)		U.S. $ Value

Rockford Tower CLO Ltd. Series 2021-2A, Class A1 5.691% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(a) (c)	U.S.$	5,449	$5,457,949

Total Collateralized Loan Obligations (cost $34,302,617)			34,468,957

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Chile – 0.1%
Chile Electricity Lux MPC II SARL 5.58%, 10/20/2035(a)		4,839	4,845,907
5.672%, 10/20/2035(a)		1,383	1,394,410

			6,240,317

Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		2,490	2,047,403

Ecuador – 0.2%
Amazon Conservation DAC 6.034%, 01/16/2042(a)		5,572	5,563,754
GPS Blue Financing DAC 5.645%, 11/09/2041(f)		4,889	4,757,290

			10,321,044

Hungary – 0.1%
Hungary Government International Bond 6.75%, 09/23/2055(a)		5,963	6,010,704

Israel – 0.1%
Israel Government International Bond Series 5Y 5.375%, 02/19/2030		1,978	2,018,331

Total Governments - Sovereign Bonds (cost $26,996,318)			26,637,799

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		6,821	6,496,001
State of California (State of California) Series 2010 7.625%, 03/01/2040		8,520	10,198,219
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		7,960	5,265,745

Total Local Governments - US Municipal Bonds (cost $23,336,813)			21,959,965

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.4%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)	U.S.$	2,591	$2,224,892
4.50%, 01/31/2030(a)		1,724	1,327,480
8.00%, 10/15/2034(a)		1,376	1,097,222
CSN Resources SA 4.625%, 06/10/2031(a)		538	423,729
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		768	760,800

			5,834,123

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		2,392	2,255,536

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		2,862	2,806,907

Energy – 0.1%
Ecopetrol SA 8.625%, 01/19/2029		4,800	5,070,624
Oleoducto Central SA 4.00%, 07/14/2027(a)		319	309,896

			5,380,520

			16,277,086

Utility – 0.1%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		272	270,640

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		1,888	1,885,876

			2,156,516

Total Emerging Markets - Corporate Bonds (cost $18,911,281)			18,433,602

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 6.44%, 01/26/2036(a)		7,339	7,658,246

Mexico – 0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		1,800	1,753,200
5.70%, 01/24/2030(a)		4,505	4,491,485

			6,244,685

Total Quasi-Sovereigns (cost $13,818,981)			13,902,931

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(a) (cost $3,827,000)	U.S.$	3,827	$3,530,408

GOVERNMENTS - SOVEREIGN AGENCIES – 0.0%
Kazakhstan – 0.0%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(a) (cost $1,323,082)		1,330	1,344,284

SHORT-TERM INVESTMENTS – 10.7%
U.S. Treasury Bills – 10.7%
U.S. Treasury Bill Zero Coupon, 09/04/2025		193,718	192,227,787
Zero Coupon, 07/03/2025		73,483	73,466,134
Zero Coupon, 08/14/2025		188,543	187,549,697

Total Short-Term Investments (cost $453,259,574)			453,243,618

Total Investments – 110.3% (cost $4,764,134,641)(g)			4,670,003,950
Other assets less liabilities – (10.3)%			(434,744,216)

Net Assets – 100.0%			$4,235,259,734

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	96	September 2025	$11,085,000	$280,996
U.S. T-Note 2 Yr (CBT) Futures	379	September 2025	78,840,883	275,894
U.S. T-Note 5 Yr (CBT) Futures	7,085	September 2025	772,265,000	9,758,533
U.S. Ultra Bond (CBT) Futures	510	September 2025	60,753,750	1,730,658
Sold Contracts
Japan 10 Yr Bond (OSE) Futures	126	September 2025	121,638,276	(317,505)
U.S. 10 Yr Ultra Futures	273	September 2025	31,194,516	(504,112)

				$11,224,464

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	USD	3,605	EUR	3,118	07/09/2025	$69,970
Morgan Stanley Capital Services, Inc.	EUR	14,931	USD	17,020	07/09/2025	(575,618)
Morgan Stanley Capital Services, Inc.	USD	9,213	EUR	8,094	07/09/2025	326,278
State Street Bank & Trust Co.	USD	697	EUR	611	07/09/2025	24,261
State Street Bank & Trust Co.	JPY	5,856,062	USD	40,552	08/08/2025	(282,267)

						$(437,376)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	19,060	12/13/2029	1.537%	1 Day SOFR	Annual	$1,770,999	$1,262,904	$508,095

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $1,076,890,532 or 25.4% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2025.
(d)	IO - Interest Only.
(e)	Inverse interest only security.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.42% of net assets as of June 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Altice France SA 3.375%, 01/15/2028	12/15/2021	$1,140,944	$1,000,512	0.02%
GPS Blue Financing DAC 5.645%, 11/09/2041	05/18/2023-05/22/2023	4,894,171	4,757,290	0.11%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	10/11/2021-08/03/2023	2,319,592	2,402,142	0.06%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	9,442,412	9,281,866	0.22%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	250,577	244,443	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	66,861	63,182	0.00%

(g)

As of June 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $67,681,714 and gross unrealized depreciation of investments was $(150,517,222), resulting in net unrealized depreciation of $(82,835,508).

Currency Abbreviations:

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

June 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$1,314,095,480	$—	$1,314,095,480
Corporates - Investment Grade	—	1,150,258,384	—	1,150,258,384
Mortgage Pass-Throughs	—	885,618,183	—	885,618,183
Asset-Backed Securities	—	284,618,538	—	284,618,538
Collateralized Mortgage Obligations	—	248,626,067	—	248,626,067
Commercial Mortgage-Backed Securities	—	74,708,697	—	74,708,697
Inflation-Linked Securities	—	63,797,217	—	63,797,217
Corporates - Non-Investment Grade	—	38,063,604	—	38,063,604
Agencies	—	36,696,216	—	36,696,216
Collateralized Loan Obligations	—	34,468,957	—	34,468,957
Governments - Sovereign Bonds	—	26,637,799	—	26,637,799
Local Governments - US Municipal Bonds	—	21,959,965	—	21,959,965
Emerging Markets - Corporate Bonds	—	18,433,602	—	18,433,602
Quasi-Sovereigns	—	13,902,931	—	13,902,931
Emerging Markets - Sovereigns	—	3,530,408	—	3,530,408
Governments - Sovereign Agencies	—	1,344,284	—	1,344,284
Short-Term Investments	—	453,243,618	—	453,243,618

Total Investments in Securities	—	4,670,003,950	—	4,670,003,950
Other Financial Instruments(a):
Assets:
Futures	12,046,081	—	—	12,046,081
Forward Currency Exchange Contracts	—	420,509	—	420,509
Centrally Cleared Interest Rate Swaps	—	1,770,999	—	1,770,999
Liabilities:
Futures	(821,617)	—	—	(821,617)
Forward Currency Exchange Contracts	—	(857,885)	—	(857,885)

Total	$11,224,464	$4,671,337,573	$—	$4,682,562,037

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.